Expense Example - Select - BlackRock Cash Funds: Treasury - Select Shares	Apr. 30, 2021 USD ($)
Expense Example:
Expense Example, with Redemption, 1 Year	$ 20
Expense Example, with Redemption, 3 Years	70
Expense Example, with Redemption, 5 Years	130
Expense Example, with Redemption, 10 Years	$ 308